Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			$ 100,496
Held for trading			5,122,571
Mandatorily at FVTPL	$ 258,035	$ 7,898,458
Available-for-sale financial assets			1,212,165
Held for trading	1,197	36,655	677,430
Financial liabilities for hedging	127,397	3,899,634
Measured at amortized cost (Note 2)	9,344,520	286,035,732	139,561,999
Mandatorily at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			1,212,165
Loans and receivables			$ 103,973,567
Measured at amortized cost	4,569,314	139,866,736
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	18,961	580,399
Debt instruments	$ 33,222	$ 1,016,924